Long-term Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Long-term Investments
Intangible assets writeoff	$ 15,400
Impairment charges	14,200
Equity securities with readily determinable market value	239,550	$ 436,152
Showworld
Long-term Investments
Fair value change gain (loss)		1,000
Equity securities with readily determinable market value	144,337	287,044
Didi
Long-term Investments
Fair value change gain (loss)	(142,700)
Equity securities with readily determinable market value	95,213	149,108	$ 142,000
Cost Method Or Without Readily Determinable Fair Values
Long-term Investments
Impairment	63,500	106,800
Cost Method Or Without Readily Determinable Fair Values | Yixia Tech
Long-term Investments
Impairment		75,300
Equity Method Investment
Long-term Investments
Equity securities with readily determinable market value	$ 53,900	$ 7,100